Other Assets - Summary of Other Assets (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Other Assets Current And Non Current [Abstract]
Prepayments	$ 2,733,753	$ 511,208
Refundable deposits	879,093
ADS issuance contribution receivables		528,841
Other current assets	$ 3,612,846	1,040,049
Refundable deposits		$ 103,307